Debt (Details) - USD ($)			1 Months Ended													3 Months Ended					6 Months Ended		12 Months Ended
	Nov. 03, 2022	Aug. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Aug. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2024	Feb. 29, 2024	Feb. 06, 2024	Feb. 04, 2024	Aug. 15, 2023	Jul. 20, 2023	Jun. 30, 2023	Jun. 26, 2023	Jun. 20, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Dec. 06, 2021	May 25, 2021
Debt [Line Items]
Business days	5 years
Interest expense																$ 0.6					$ 1,100,000	$ 1,000,000
Convertible notes balance																14,100,000		$ 13,300,000			14,100,000		$ 13,300,000
Convertible Debt																2,100,000					2,100,000
Additional Paid-in Capital			$ 5,732,000													$ 5,840,000		$ 5,753,000			$ 5,840,000		5,753,000	$ 5,732,000
Maturity month																18 years
Promissory notes																							200,000
Repaid amount																				$ 100,000
Percentage of accrue interest																					0.00%
Interest rate
August 2020 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds												$ 9,100,000	$ 9,100,000	$ 9,100,000	$ 9,100,000								$ 20,000,000
Interest rate per year		12.00%
Maturity term		12 months
Conversion price per share (in Dollars per share)																		$ 150,000,000					$ 150,000,000
Percentage of discount																		30.00%					30.00%
Outstanding principal percentage																							200.00%
Derivative liability																		$ 1,800,000					$ 1,800,000
Contractual term																		12 months					12 months
January 2021 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds											$ 1,000,000
Interest rate per year											12.00%
Maturity term											12 months
Conversion price per share (in Dollars per share)											$ 150,000,000
Percentage of discount											30.00%
Outstanding principal percentage											200.00%
Derivative liability											$ 200,000
Contractual term											12 months
April 2021 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds								$ 1,200,000	$ 1,200,000	$ 1,200,000
Interest rate per year										12.00%
Maturity term										12 months
Conversion price per share (in Dollars per share)										$ 150,000,000
Percentage of discount										30.00%
Outstanding principal percentage										200.00%
Derivative liability										$ 300,000
Contractual term										12 months
November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)	$ 7
Carrying value of debt																		$ 14,400,000					$ 14,400,000
Convertible Notes [Member]
Debt [Line Items]
Gross proceeds
Accrued interest																$ 100,000				50,000.00	200,000	100,000
Repaid amount
August 2021 Senior Notes [Member]
Debt [Line Items]
Gross proceeds							$ 4,000,000
Interest rate per year							12.00%
Percentage of discount																																											20.00%
December 2021 Senior Notes [Member]
Debt [Line Items]
Gross proceeds						$ 1,300,000
Interest rate per year						12.00%
Senior Notes September 2022 Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)																		$ 4					$ 4
Debt increased					60.00%
Conversion price dicount					60.00%
Conversion price per share of common stock (in Dollars per share)																							$ 4
October 2022 Senior Notes [Member]
Debt [Line Items]
Principal amount					$ 1,300,000																																					$ 1,300,000
November 2022 Senior Notes Amendment [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share)	$ 4
Business days	5 years
Principal amount																		$ 3,980,000					$ 3,980,000
Additional Paid-in Capital				$ 3,970,000																					$ 3,970,000
December 2022 Senior Notes [Member]
Debt [Line Items]
Principal amount				1,000,000																					1,000,000																$ 1,000,000
March 2023 Senior Notes [Member]
Debt [Line Items]
Principal amount																																						$ 1,600,000	$ 1,600,000	$ 1,600,000
April 2023 Senior Notes
Debt [Line Items]
Principal amount																																					$ 600,000
October-December 2023 Senior Notes [Member]
Debt [Line Items]
Principal amount			$ 1,100,000																					$ 1,100,000
Interest terms percentage			12.00%																					12.00%
Convert into new per shares (in Dollars per share)			$ 2.22																					$ 2.22
January-March 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																												$ 700,000
April-June 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																				400,000		400,000
July-September 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																			$ 700,000
Interest terms percentage																			12.00%
Maturity month																			18 months
Senior Secured Convertible Note [Member]
Debt [Line Items]
Principal amount																			$ 250,000
October-December 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																		$ 1,100,000					$ 1,100,000
Interest terms percentage																		12.00%					12.00%
Maturity month																		18 months
Paycheck Protection Program loan [Member]
Debt [Line Items]
Interest terms percentage																																												1.00%
PPP loan repayment			$ 400,000													1,000,000		$ 800,000			1,000,000		$ 800,000	$ 400,000
January-March 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																				400,000		400,000						$ 700,000
January-March 2025 Senior Notes [Member]
Debt [Line Items]
Principal amount																400,000	$ 800,000				400,000
Interest terms percentage																	12.00%
Convert into new per shares (in Dollars per share)																	$ 0.5
April — June 2025 Senior Notes [Member]
Debt [Line Items]
Principal amount																$ 300,000					$ 300,000
Interest terms percentage																12.00%					12.00%
Convert into new per shares (in Dollars per share)																$ 0.5					$ 0.5
Convertible Notes November 2022 Amendment [Member]
Debt [Line Items]
Interest expense																							2,100,000	2,300,000
Amortization of debt discount and issuance costs																							100,000	500,000
Convertible notes balance			11,800,000															$ 13,300,000					$ 13,300,000	$ 11,800,000
Tasly Convertible Debt [Member]
Debt [Line Items]
Short-term loan agreement																																		$ 1,600,000
Short term borrowed																													$ 20,000.00					1,000,000	$ 300,000	$ 300,000
Interest rate																								12.00%
Conversion price of common stock (in Dollars per share)																$ 1.92		$ 2.33			$ 1.92		$ 2.33
Convertible Debt			1,710,000															$ 2,200,000					$ 2,200,000	$ 1,710,000
Accrued interest																							200,000	100,000
Loss on fair value remeasurement																					$ 450,000			100,000
Gain on fair value remeasurement																					100,000
Tasly Convertible Debt [Member] | Short-Term Loan Agreement [Member]
Debt [Line Items]
Short-term loan agreement																																		$ 1,600,000
Short term borrowed																													$ 20,000.00			$ 300,000			1,000,000	$ 300,000
Senior Notes [Member]
Debt [Line Items]
Interest expense																$ 600,000				500,000	1,200,000	1,000,000	2,100,000	1,800,000
Convertible notes balance																		25,268,000					25,268,000
Convertible Debt																		24,396,000					$ 24,396,000
Principal amount				5,500,000															$ 40,000.00	110,000		$ 110,000			5,500,000
Conversion price dicount																							60.00%
Debt extinguishment																							$ 8,800,000
Maturity month																	18 months
Senior notes																27,900,000		$ 25,300,000			27,900,000		$ 25,300,000
Senior Notes [Member] | Common Stock [Member]
Debt [Line Items]
Conversion price dicount																							40.00%
Promissory Notes [Member]
Debt [Line Items]
Interest expense																					100,000		$ 100,000	100,000
Short term borrowed			300,000																					300,000
Promissory notes																					$ 900,000		$ 900,000	800,000		$ 200,000	$ 200,000
Simple interest rate																					5.00%		5.00%
Borrowed amount				300,000																					300,000
Short-term debt				$ 200,000																					$ 200,000
Unrelated party repayable			$ 100,000																					$ 100,000
Annual interest rate			12.00%															12.00%					12.00%	12.00%
Accrued and unpaid interest																300,000					$ 300,000
Unpaid interest																		$ 300,000					$ 300,000
Paycheck Protection Program [Member]
Debt [Line Items]
Short term borrowed																																												$ 1,300,000
Monthly payments																					10 months		10 months
Late penalties			$ 100,000													$ 100,000		100,000			$ 100,000		$ 100,000	$ 100,000
PPP loan term																168 days					168 days
Convertible Notes [Member]
Debt [Line Items]
Interest expense																				$ 500,000
Convertible notes balance																$ 19,500,000					$ 19,500,000
Tasly Convertible Debt [Member]
Debt [Line Items]
Convertible notes balance			$ 1,710,000													2,543,000		2,234,000			2,543,000		2,234,000	1,710,000						$ 20,000.00		300,000	$ 300,000		1,000,000
Convertible Debt																$ 2,287,000		1,998,000			2,287,000		1,998,000								$ 0.02	$ 300,000	$ 300,000		$ 1,000,000
Accrued interest																					$ 0.47
Related Party [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount																		9,500,000					9,500,000
Related Party [Member] | Promissory Notes [Member]
Debt [Line Items]
Promissory notes																							900,000	$ 800,000
Unrelated Parties [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount																		$ 15,800,000					$ 15,800,000
Minimum [Member] | November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Principal amount	$ 11,000,000
Minimum [Member] | Convertible Notes [Member]
Debt [Line Items]
Effective interest rate																					12.54%	12.66%	12.54%	12.95%
Minimum [Member] | October-December 2024 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage			0.00%															0.00%					0.00%	0.00%
Minimum [Member] | April — June 2025 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage																0.00%				0.00%	0.00%	0.00%
Minimum [Member] | Tasly Convertible Debt [Member]
Debt [Line Items]
Interest rate			12.00%
Loss on fair value remeasurement																							$ 330,000
Minimum [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount																$ 10,000,000		$ 9,500,000			$ 10,000,000		$ 9,500,000
Maximum [Member] | November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Principal amount	$ 11,300,000
Maximum [Member] | Convertible Notes [Member]
Debt [Line Items]
Effective interest rate																					53.28%	53.28%	53.28%	53.28%
Maximum [Member] | October-December 2024 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage			12.55%															12.15%					12.15%	12.55%
Maximum [Member] | April — June 2025 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage																12.15%				12.55%	12.15%	12.55%
Maximum [Member] | Tasly Convertible Debt [Member]
Debt [Line Items]
Interest rate			24.00%
Loss on fair value remeasurement																							$ 310,000
Maximum [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding amount																$ 17,900,000		$ 15,800,000			$ 17,900,000		$ 15,800,000